Statement of Changes in Net Asset Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 308,784,070
Participant rollovers	30,051,567
Employer	145,552,204
Total contributions	484,387,841
Interest income on notes receivable from participants	9,366,495
Investment Income
Interest and dividends	119,445,785
Net appreciation in fair value of investments	1,193,879,412
Total investment income	1,313,325,197
Total additions	1,807,079,533
Deductions
Benefit payments	854,232,657
Administrative expenses	1,704,435
Total deductions	855,937,092
Net increase	951,142,441
Net assets available for benefits:
Beginning of year	9,300,088,498
End of year	$ 10,251,230,939